Subsequent Events (Details) $ / shares in Units, $ in Thousands	Jul. 25, 2018 USD ($) $ / shares
Common units
Subsequent Events
GasLog Partners declaration of distribution (USD/share)	$ 0.53
Aggregate amount of the declared distribution | $	$ 24,272
Series A preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/share)	$ 0.5390625
Series B preference unit
Subsequent Events
GasLog Partners declaration of distribution (USD/share)	$ 0.5125